Interest-Bearing Loans and Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 31,634	$ 23,574
Non-current portion of interest-bearing loans and borrowings	539,462	535,811
Less: deferred finance costs	(8,991)	(12,090)
Total interest-bearing loans and borrowings, net	562,105	547,295	$ 542,350	$ 540,591
Notes Payable [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 2,592	$ 5,152
Interest Rate	LIBOR(3)	LIBOR(3)
Maturity date	November 2, 2024(1)	November 2, 2024(1)
Non-current portion of interest-bearing loans and borrowings	$ 0	$ 2,525
Less: deferred finance costs	(5,949)
Total interest-bearing loans and borrowings, net	2,592
Seller's credit for the construction of the six liquid barges [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 3,049	2,911
Interest Rate	Fixed rate of 8.5%
Maturity date	November 16, 2025(2)
Non-current portion of interest-bearing loans and borrowings	$ 2,911	5,842
2022 BBVA Facility [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 8,231	7,900
Interest Rate	Fixed rate of 4.25%
Maturity date	July 1, 2025
Non-current portion of interest-bearing loans and borrowings	$ 6,399	14,630
Total interest-bearing loans and borrowings, net	14,630
2022 Term Bank Loan [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 0	1,400
Interest Rate	SOFR plus 3.15%
Maturity date	May 18, 2025
Non-current portion of interest-bearing loans and borrowings	$ 0	4,900
Term Bank Loan 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 11,500	0
Interest Rate	SOFR plus 2.85%
Maturity date	December 21, 2027
Non-current portion of interest-bearing loans and borrowings	$ 28,500	0
Less: deferred finance costs	$ (1,362)
Seller's credit agreement for the acquisition of the 2020 Fleet [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings		5,000	$ 5,000
Interest Rate	Fixed rate of 5.00%
Maturity date	March 22, 2024
Non-current portion of interest-bearing loans and borrowings	$ 0	5,000
Total interest-bearing loans and borrowings, net	5,000
Santander Facility [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 1,262	1,211
Interest Rate	Fixed rate of 4.20%
Maturity date	March 7, 2026
Non-current portion of interest-bearing loans and borrowings	$ 1,652	2,914
Total interest-bearing loans and borrowings, net	$ 2,914
2025 Notes [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	Fixed rate of 10.75%
Maturity date	July 1, 2025
Non-current portion of interest-bearing loans and borrowings	$ 500,000	$ 500,000